Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade And Other Receivables
Trade and other receivables

12.	Trade and other receivables

	2024	2023
		S$

Trade receivables	43,449	253,461
Less: allowance for expected credit losses	(4,357)	(26,049)

Total trade receivables	39,092	227,412

Other receivables
Prepayments	24,992	32,944
Deposits	18,654	63,066
Goods and services tax (“GST”) receivables	23,716	69,795
Other receivables	20,593	45,230

Total other receivables	87,955	211,035

Total trade and other receivables	127,047	438,447

Details of impairment assessment of trade and other receivables are set out in Note 21(a).